UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio

September 30, 2010
 unaudited

Common stocks — 66.22%	Shares	Value (000)

FINANCIALS — 9.77%
Wells Fargo & Co.	36,600,000	$919,758
Berkshire Hathaway Inc., Class A1	4,845	603,202
Goldman Sachs Group, Inc.	3,870,000	559,525
U.S. Bancorp	22,710,000	490,990
American Express Co.	10,000,000	420,300
JPMorgan Chase & Co.	7,410,000	282,099
ACE Ltd.	4,400,000	256,300
Allstate Corp.	7,400,000	233,470
Citigroup Inc.1	58,000,000	226,200
SunTrust Banks, Inc.	7,479,100	193,185
BB&T Corp.	6,050,000	145,684
Chubb Corp.	2,150,000	122,528
Bank of America Corp.	9,000,000	117,990
Lincoln National Corp.	3,300,000	78,936
Aon Corp.	1,466,500	57,355
		4,707,522

INFORMATION TECHNOLOGY — 9.24%
Microsoft Corp.	27,870,000	682,537
Oracle Corp.	23,836,391	640,007
International Business Machines Corp.	3,600,000	482,904
Cisco Systems, Inc.1	20,800,000	455,520
Texas Instruments Inc.	13,000,000	352,820
Google Inc., Class A1	580,000	304,958
Intel Corp.	13,000,000	249,990
Corning Inc.	10,465,000	191,300
Apple Inc.1	655,000	185,856
Maxim Integrated Products, Inc.	9,670,000	178,992
EMC Corp.1	7,700,000	156,387
Automatic Data Processing, Inc.	3,200,000	134,496
Tyco Electronics Ltd.	4,360,000	127,399
Yahoo! Inc.1	8,906,000	126,198
Hewlett-Packard Co.	2,800,000	117,796
Paychex, Inc.	2,500,000	68,725
		4,455,885

INDUSTRIALS — 8.20%
Boeing Co.	7,860,000	523,004
Lockheed Martin Corp.	6,200,000	441,936
Deere & Co.	5,640,000	393,559
General Electric Co.	23,500,000	381,875
United Technologies Corp.	4,190,000	298,454
Union Pacific Corp.	3,000,000	245,400
Tyco International Ltd.	6,260,000	229,930
Honeywell International Inc.	5,150,000	226,291
Parker Hannifin Corp.	3,000,000	210,180
Northrop Grumman Corp.	3,265,000	197,957
Emerson Electric Co.	3,499,700	184,294
United Parcel Service, Inc., Class B	2,500,000	166,725
Illinois Tool Works Inc.	3,000,000	141,060
European Aeronautic Defence and Space Co. EADS NV1,2	5,500,000	137,541
General Dynamics Corp.	1,545,000	97,041
FedEx Corp.	900,000	76,950
		3,952,197

HEALTH CARE — 7.88%
Merck & Co., Inc.	14,877,200	547,630
Bristol-Myers Squibb Co.	18,500,000	501,535
Pfizer Inc	25,659,500	440,573
Eli Lilly and Co.	9,802,000	358,067
UnitedHealth Group Inc.	9,650,000	338,811
Abbott Laboratories	4,750,000	248,140
Medtronic, Inc.	7,000,000	235,060
Johnson & Johnson	3,650,000	226,154
Cardinal Health, Inc.	6,315,000	208,648
Baxter International Inc.	3,700,000	176,527
Aetna Inc.	4,550,000	143,826
Stryker Corp.	2,200,000	110,110
Roche Holding AG2	700,000	95,578
Gilead Sciences, Inc.1	2,500,000	89,025
Amgen Inc.1	1,400,000	77,154
		3,796,838

ENERGY — 7.65%
Chevron Corp.	12,772,000	1,035,171
Royal Dutch Shell PLC, Class B (ADR)	12,433,000	730,936
Schlumberger Ltd.	7,250,000	446,672
ConocoPhillips	7,500,000	430,725
Exxon Mobil Corp.	5,800,000	358,382
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	5,825,000	211,273
Baker Hughes Inc.	4,900,000	208,740
TOTAL SA (ADR)	3,350,000	172,860
Occidental Petroleum Corp.	1,200,000	93,960
		3,688,719

CONSUMER STAPLES — 6.78%
Philip Morris International Inc.	15,400,000	862,708
Coca-Cola Co.	8,500,000	497,420
Costco Wholesale Corp.	6,650,000	428,858
Wal-Mart Stores, Inc.	6,087,800	325,819
Procter & Gamble Co.	5,400,000	323,838
Kraft Foods Inc., Class A	6,270,000	193,492
Estée Lauder Companies Inc., Class A	2,300,000	145,429
H.J. Heinz Co.	2,950,000	139,742
Unilever NV (New York registered)	4,500,000	134,460
Avon Products, Inc.	3,825,000	122,821
PepsiCo, Inc.	1,400,000	93,016
		3,267,603

CONSUMER DISCRETIONARY — 6.28%
Home Depot, Inc.	22,692,333	718,893
Amazon.com, Inc.1	2,800,000	439,768
Time Warner Inc.	10,333,334	316,717
Lowe’s Companies, Inc.	12,000,000	267,480
Walt Disney Co.	8,000,000	264,880
McGraw-Hill Companies, Inc.	8,000,000	264,480
McDonald’s Corp.	3,410,000	254,079
Comcast Corp., Class A	11,295,000	204,214
Best Buy Co., Inc.	5,000,000	204,150
Macy’s, Inc.	4,000,000	92,360
		3,027,021

MATERIALS — 5.46%
Potash Corp. of Saskatchewan Inc.	3,500,495	504,212
E.I. du Pont de Nemours and Co.	10,050,000	448,431
Dow Chemical Co.	14,985,000	411,488
Monsanto Co.	6,000,000	287,580
Alcoa Inc.	18,500,000	224,035
Weyerhaeuser Co.	11,215,242	176,752
Air Products and Chemicals, Inc.	2,000,000	165,640
Nucor Corp.	3,100,000	118,420
Sigma-Aldrich Corp.	1,840,000	111,099
Mosaic Co.	1,600,000	94,016
Praxair, Inc.	1,000,000	90,260
		2,631,933

TELECOMMUNICATION SERVICES — 2.04%
AT&T Inc.	22,512,500	643,858
Verizon Communications Inc.	10,400,000	338,936
		982,794

UTILITIES — 1.57%
Exelon Corp.	6,350,000	270,383
PG&E Corp.	4,800,000	218,016
GDF SUEZ2	3,400,000	122,096
Southern Co.	2,700,000	100,548
FirstEnergy Corp.	1,250,000	48,175
		759,218

MISCELLANEOUS — 1.35%
Other common stocks in initial period of acquisition		651,371

Total common stocks (cost: $27,612,870,000)		31,921,101

Preferred stocks — 0.16%

FINANCIALS — 0.16%
QBE Capital Funding II LP 6.797%3,4	24,470,000	20,846
AXA SA, Series B, 6.379%3,4	20,680,000	18,146
Catlin Insurance Ltd. 7.249%3,4	16,135,000	13,231
BNP Paribas 7.195%3,4	13,000,000	13,000
XL Capital Ltd., Series E, 6.50%4	13,170,000	10,997

Total preferred stocks (cost: $79,481,000)		76,220

	Principal amount	Value
Bonds & notes — 30.52%	(000)	(000)

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 14.14%
U.S. Treasury 4.625% 2011	$684,000	$720,936
U.S. Treasury 4.25% 2012	211,600	227,783
U.S. Treasury 4.875% 2012	145,000	154,060
U.S. Treasury 1.875% 20135	132,944	141,535
U.S. Treasury 2.75% 2013	296,500	315,354
U.S. Treasury 3.375% 2013	583,750	629,995
U.S. Treasury 3.50% 2013	273,000	294,616
U.S. Treasury 3.625% 2013	20,000	21,644
U.S. Treasury 4.25% 2013	245,335	271,009
U.S. Treasury 1.875% 2014	234,000	242,721
U.S. Treasury 1.875% 20155	122,730	133,612
U.S. Treasury 4.125% 2015	70,000	79,360
U.S. Treasury 5.125% 2016	16,625	19,915
U.S. Treasury 8.875% 2017	25,500	37,088
U.S. Treasury 1.625% 20185	22,894	24,979
U.S. Treasury 3.50% 2018	937,250	1,035,258
U.S. Treasury 2.125% 20195	50,771	57,513
U.S. Treasury 3.625% 2019	172,500	189,729
U.S. Treasury 7.875% 2021	28,000	41,508
U.S. Treasury 6.25% 2023	626,500	848,857
U.S. Treasury 2.375% 20255	57,829	67,195
U.S. Treasury 6.875% 2025	79,500	115,548
U.S. Treasury 5.25% 2029	15,000	18,967
U.S. Treasury 4.50% 2036	346,300	398,352
U.S. Treasury 4.375% 2038	39,000	43,979
U.S. Treasury 3.50% 2039	242,000	234,210
U.S. Treasury 4.625% 2040	124,750	145,792
Federal Agricultural Mortgage Corp. 4.875% 20113	40,000	40,476
Federal Agricultural Mortgage Corp. 5.50% 20113	7,000	7,259
CoBank ACB 7.875% 20183	20,000	22,924
CoBank ACB 0.892% 20223,4	23,425	18,283
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	33,000	34,130
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	30,000	31,318
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	30,000	30,887
Federal Home Loan Bank, Series 467, 5.25% 2014	25,875	29,796
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	27,500	28,123
Fannie Mae 6.25% 2029	20,000	26,195
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	22,000	22,654
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	14,000	14,427
		6,817,987

MORTGAGE-BACKED OBLIGATIONS6 — 7.83%
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	46,958
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	17,173
Fannie Mae 4.89% 2012	30,000	30,882
Fannie Mae 4.00% 2015	9,600	10,020
Fannie Mae 5.00% 2018	1,921	2,053
Fannie Mae 5.00% 2018	994	1,062
Fannie Mae 11.00% 2018	285	332
Fannie Mae 5.50% 2019	1,744	1,889
Fannie Mae 5.50% 2020	27,168	29,438
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	7,534	7,860
Fannie Mae 4.00% 2024	137,002	143,259
Fannie Mae 4.00% 2024	114,131	119,326
Fannie Mae 4.00% 2024	37,931	39,663
Fannie Mae 4.00% 2024	26,451	27,659
Fannie Mae 4.00% 2024	24,442	25,558
Fannie Mae 4.00% 2024	22,235	23,250
Fannie Mae 4.00% 2024	20,467	21,402
Fannie Mae 4.00% 2024	19,879	20,787
Fannie Mae 4.00% 2024	9,486	9,920
Fannie Mae 4.00% 2024	7,368	7,705
Fannie Mae 4.00% 2024	5,005	5,234
Fannie Mae 4.50% 2024	46,059	48,498
Fannie Mae 4.50% 2024	35,385	37,259
Fannie Mae 4.50% 2024	10,002	10,531
Fannie Mae 4.50% 2024	7,059	7,433
Fannie Mae 3.50% 2025	47,000	48,498
Fannie Mae 4.00% 2025	16,484	17,268
Fannie Mae 4.50% 2025	144,743	152,339
Fannie Mae 4.50% 2025	59,725	62,860
Fannie Mae 4.50% 2025	23,598	24,837
Fannie Mae 4.50% 2025	23,463	24,694
Fannie Mae 4.50% 2025	22,541	23,724
Fannie Mae 4.50% 2025	16,393	17,253
Fannie Mae 4.50% 2025	13,202	13,894
Fannie Mae, Series 2001-4, Class NA, 11.757% 20254	181	204
Fannie Mae, Series 2001-20, Class D, 11.041% 20314	61	71
Fannie Mae 5.50% 2033	21,097	22,643
Fannie Mae 5.50% 2033	16,472	17,677
Fannie Mae 5.50% 2033	2,316	2,485
Fannie Mae 5.50% 2035	9,333	10,014
Fannie Mae 5.50% 2035	6,081	6,514
Fannie Mae 6.50% 2035	11,039	12,281
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	5,131	4,333
Fannie Mae 5.50% 2036	2,396	2,562
Fannie Mae 5.50% 2036	2,030	2,167
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	12,758	14,014
Fannie Mae 6.00% 2036	4,462	4,830
Fannie Mae 5.543% 20374	14,330	15,032
Fannie Mae 6.00% 2037	72,124	78,243
Fannie Mae 6.00% 2037	30,827	33,231
Fannie Mae 6.00% 2037	15,136	16,288
Fannie Mae 6.00% 2037	11,608	12,480
Fannie Mae 6.00% 2037	8,997	9,683
Fannie Mae 6.00% 2037	2,898	3,118
Fannie Mae 6.50% 2037	24,705	26,961
Fannie Mae 6.50% 2037	19,953	21,775
Fannie Mae 6.50% 2037	18,652	20,099
Fannie Mae 6.50% 2037	10,243	11,038
Fannie Mae 7.00% 2037	4,721	5,092
Fannie Mae 7.00% 2037	4,030	4,347
Fannie Mae 7.00% 2037	2,400	2,588
Fannie Mae 5.50% 2038	7,004	7,453
Fannie Mae 6.00% 2038	28,092	30,186
Fannie Mae 6.00% 2038	13,660	14,700
Fannie Mae 6.00% 2038	7,717	8,292
Fannie Mae 6.50% 2038	24,813	27,079
Fannie Mae 4.50% 2039	148,917	155,318
Fannie Mae 4.50% 2039	59,390	61,943
Fannie Mae 4.50% 2039	42,741	44,539
Fannie Mae 4.50% 2039	34,785	36,280
Fannie Mae 4.50% 2039	6,881	7,171
Fannie Mae 6.00% 2039	15,030	16,160
Fannie Mae 6.00% 2039	13,205	14,210
Fannie Mae 4.00% 2040	29,000	29,851
Fannie Mae 4.00% 2040	23,000	23,676
Fannie Mae 4.00% 2040	12,000	12,353
Fannie Mae 4.50% 2040	46,493	48,484
Fannie Mae 4.50% 2040	23,366	24,366
Fannie Mae 5.00% 2040	31,602	33,293
Fannie Mae 6.00% 2040	14,639	15,730
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	564	655
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	474	516
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	749	883
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	698	824
Fannie Mae 6.50% 2047	3,824	4,112
Fannie Mae 6.50% 2047	1,652	1,776
Fannie Mae 6.50% 2047	1,558	1,675
Fannie Mae 6.50% 2047	1,441	1,549
Fannie Mae 6.50% 2047	1,302	1,400
Fannie Mae 6.50% 2047	627	674
Fannie Mae 6.50% 2047	623	670
Fannie Mae 7.00% 2047	2,052	2,213
Fannie Mae 7.00% 2047	1,984	2,140
Fannie Mae 7.00% 2047	1,901	2,050
Fannie Mae 7.00% 2047	1,642	1,771
Fannie Mae 7.00% 2047	868	936
Fannie Mae 7.00% 2047	830	895
Fannie Mae 7.00% 2047	815	879
Fannie Mae 7.00% 2047	272	294
Fannie Mae 7.00% 2047	128	139
Fannie Mae 7.00% 2047	109	118
Freddie Mac 5.00% 2023	25,403	26,932
Freddie Mac 5.00% 2023	18,036	19,121
Freddie Mac 5.00% 2023	15,376	16,301
Freddie Mac 5.00% 2023	6,077	6,443
Freddie Mac 5.00% 2023	5,508	5,839
Freddie Mac 5.00% 2023	4,492	4,762
Freddie Mac 5.50% 2023	10,263	11,028
Freddie Mac 5.00% 2024	35,919	38,122
Freddie Mac 5.50% 2024	18,826	20,273
Freddie Mac 6.00% 2026	11,211	12,087
Freddie Mac 6.00% 2026	8,059	8,689
Freddie Mac 6.00% 2026	6,921	7,463
Freddie Mac 6.50% 2027	2,548	2,791
Freddie Mac 6.50% 2027	972	1,065
Freddie Mac 6.50% 2027	512	561
Freddie Mac 6.50% 2028	1,994	2,184
Freddie Mac, Series T-041, Class 3-A, 7.39% 20324	2,871	3,365
Freddie Mac, Series 3061, Class PN, 5.50% 2035	11,693	12,896
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	14,898	13,235
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	10,822	9,422
Freddie Mac, Series 3233, Class PA, 6.00% 2036	25,707	28,435
Freddie Mac 5.43% 20374	556	584
Freddie Mac, Series 3318, Class JT, 5.50% 2037	26,730	28,690
Freddie Mac, Series 3312, Class PA, 5.50% 2037	19,723	21,211
Freddie Mac, Series 3272, Class PA, 6.00% 2037	19,693	21,384
Freddie Mac 6.00% 2038	123,813	132,850
Freddie Mac 6.00% 2038	2,662	2,858
Freddie Mac 6.50% 2038	10,617	11,552
Government National Mortgage Assn. 10.00% 2021	378	447
Government National Mortgage Assn. 6.00% 2038	63,973	69,280
Government National Mortgage Assn. 6.50% 2038	28,578	31,379
Government National Mortgage Assn. 4.00% 2040	120,810	124,925
Government National Mortgage Assn. 4.50% 2040	34,006	35,896
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,139	1,200
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	841	846
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,088	1,130
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,914	1,992
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	17,530	17,985
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	5,837	5,904
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	29,250	29,827
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	13,208	12,643
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	10,394	10,396
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	18,833
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	17,996	18,669
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	16,887
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20404	30,875	32,767
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	3,055	3,118
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,573	1,572
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	11,193
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.495% 20374	63,000	64,896
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	5,150	5,307
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	23,497	24,844
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	18,300	19,636
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20373	20,000	20,986
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	32,200	33,788
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	69,752	70,546
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	1,496	1,521
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 20444	9,250	10,197
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	35,550	38,687
Bank of America 5.50% 20123	44,500	47,012
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	3,994
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	41,744
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	37,274	37,797
Nationwide Building Society, Series 2007-2, 5.50% 20123	32,500	34,551
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,171	4,375
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	26,745	27,067
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	27,949	29,378
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 20183	15,000	15,384
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	12,683
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	845	847
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.515% 20454	25,000	26,355
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	25,010	25,391
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.893% 20354	24,946	24,228
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,294	1,310
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	1,402	1,421
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 20404	20,000	20,089
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20262,3	21,114	21,959
Bank of Montreal 2.85% 20153	17,000	17,913
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,548
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	4,779	4,854
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	14,930	14,703
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	16,244	14,248
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,030	13,690
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	10,191	10,340
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,4	8,991	9,252
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,147	8,532
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	4,705	4,784
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 3.458% 20334	4,781	4,213
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20444	2,314	2,318
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 20153	597	597
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	287	289
		3,776,847

CORPORATE BONDS & NOTES — 7.68%
FINANCIALS — 2.42%
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	4,445	4,874
Westfield Group 5.75% 20153	16,250	18,163
Westfield Group 5.70% 20163	30,520	34,151
Westfield Group 7.125% 20183	21,280	25,063
ProLogis 5.50% 2012	15,000	15,441
ProLogis 5.625% 2015	10,425	10,210
ProLogis 6.625% 2018	15,500	15,300
ProLogis 7.375% 2019	27,000	27,292
Liberty Mutual Group Inc. 6.50% 20353	17,435	16,012
Liberty Mutual Group Inc. 7.50% 20363	20,625	21,038
Liberty Mutual Group Inc. 7.697% 20973	22,180	20,288
Kimco Realty Corp. 6.00% 2012	2,750	2,982
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,882
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,451
Kimco Realty Corp. 5.70% 2017	21,180	23,268
Royal Bank of Scotland PLC 3.40% 2013	16,500	16,928
Royal Bank of Scotland PLC 3.95% 2015	16,000	16,185
Royal Bank of Scotland PLC 4.875% 2015	20,000	21,062
American Express Bank 5.50% 2013	21,300	23,198
American Express Co. 6.15% 2017	22,800	26,287
CNA Financial Corp. 5.85% 2014	25,000	26,819
CNA Financial Corp. 6.50% 2016	16,000	17,392
Bank of America Corp. 3.70% 2015	16,500	16,688
Bank of America Corp. 5.75% 2017	13,650	14,615
Bank of America Corp. 5.625% 2020	10,000	10,587
HBOS PLC 6.75% 20183	41,050	41,308
Monumental Global Funding 5.50% 20133	12,000	13,018
Monumental Global Funding III 0.726% 20143,4	29,000	27,786
ERP Operating LP 5.375% 2016	25,000	27,632
ERP Operating LP 4.75% 2020	12,000	12,508
Simon Property Group, LP 6.75% 2014	8,495	9,775
Simon Property Group, LP 5.875% 2017	15,165	17,444
Simon Property Group, LP 6.125% 2018	8,160	9,484
UBS AG 5.875% 2017	32,125	36,403
JPMorgan Chase & Co. 1.546% 20154	22,965	22,825
JPMorgan Chase & Co. 3.40% 2015	8,000	8,314
Abbey National Treasury Services PLC 3.875% 20143	13,500	13,830
Sovereign Bancorp, Inc. 8.75% 2018	4,000	4,669
Santander Issuances, SA Unipersonal 6.50% 20193,4	11,500	12,092
Hospitality Properties Trust 6.75% 2013	7,215	7,685
Hospitality Properties Trust 6.70% 2018	21,025	22,571
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	15,314
Prudential Holdings, LLC, Series C, 8.695% 20233,6	11,500	14,607
Metropolitan Life Global Funding I, 5.125% 20133	12,000	13,069
MetLife Global Funding I 2.50% 20153	16,000	16,049
Barclays Bank PLC 2.50% 2013	8,500	8,689
Barclays Bank PLC 5.125% 2020	18,000	19,497
Household Finance Corp. 6.375% 2012	13,000	14,225
HSBC Bank PLC 3.50% 20153	13,250	13,914
UniCredito Italiano SpA 5.584% 20173,4	14,600	14,338
UniCredito Italiano SpA 6.00% 20173	10,000	10,383
ACE INA Holdings Inc. 5.875% 2014	20,000	22,743
Morgan Stanley, Series F, 6.625% 2018	20,000	22,206
American Honda Finance Corp. 5.125% 20103	20,500	20,680
Boston Properties, Inc. 5.875% 2019	16,500	18,468
Citigroup Inc. 4.75% 2015	16,500	17,378
Principal Life Insurance Co. 5.30% 2013	15,500	16,782
ANZ National (International) Ltd. 3.125% 20153	16,500	16,725
Toyota Motor Credit Corp. 1.375% 2013	16,500	16,640
New York Life Global Funding 5.25% 20123	15,000	16,299
Bank of Tokyo-Mitsubishi, Ltd. 2.45% 20153	16,000	16,207
Société Générale 3.10% 20153	16,000	16,123
Nationwide Financial Services, Inc. 6.75% 20674	16,950	14,823
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	14,375
Goldman Sachs Group, Inc. 3.70% 2015	12,965	13,279
Standard Chartered PLC 3.85% 20153	12,500	13,052
Lincoln National Corp. 5.65% 2012	10,000	10,700
Wells Fargo & Co. 4.375% 2013	6,920	7,389
Nationwide Mutual Insurance Co. 5.81% 20243,4	8,150	7,059
UDR, Inc. 5.00% 2012	6,000	6,108
		1,167,641

TELECOMMUNICATION SERVICES — 1.02%
SBC Communications Inc. 6.25% 2011	10,000	10,254
AT&T Wireless Services, Inc. 7.875% 2011	12,170	12,535
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,812
AT&T Inc. 4.95% 2013	16,250	17,667
SBC Communications Inc. 5.10% 2014	15,000	16,857
SBC Communications Inc. 5.625% 2016	49,300	57,337
BellSouth Capital Funding Corp. 7.875% 2030	51,500	64,435
SBC Communications Inc. 6.45% 2034	40,000	45,207
AT&T Inc. 5.35% 20403	11,456	11,553
Verizon Communications Inc. 3.75% 2011	29,250	29,835
Verizon Communications Inc. 5.55% 2014	12,440	14,079
Verizon Communications Inc. 5.50% 2017	13,975	16,028
Verizon Communications Inc. 6.35% 2019	15,600	19,069
Verizon Communications Inc. 5.85% 2035	6,000	6,486
Verizon Communications Inc. 6.25% 2037	40,000	45,357
Telecom Italia Capital SA 5.25% 2015	47,425	51,234
Deutsche Telekom International Finance BV 5.875% 2013	12,500	13,972
Deutsche Telekom International Finance BV 4.875% 2014	15,500	17,057
Telefónica Emisiones, SAU 3.729% 2015	4,175	4,371
Telefónica Emisiones, SAU 5.134% 2020	11,825	12,889
France Télécom 4.375% 2014	10,000	11,034
American Tower Corp. 4.625% 2015	10,000	10,676
		493,744

CONSUMER DISCRETIONARY — 0.73%
Comcast Corp. 5.30% 2014	15,000	16,774
Comcast Corp. 6.30% 2017	16,750	19,793
Comcast Corp. 6.45% 2037	15,000	16,719
Comcast Corp. 6.95% 2037	24,250	28,529
Time Warner Cable Inc. 6.75% 2018	45,370	54,194
Time Warner Cable Inc. 5.00% 2020	25,000	26,823
Thomson Reuters Corp. 5.95% 2013	8,140	9,145
Thomson Reuters Corp. 6.50% 2018	20,815	25,315
Time Warner Inc. 5.875% 2016	14,210	16,568
AOL Time Warner Inc. 7.625% 2031	13,565	16,866
Cox Communications, Inc. 7.75% 2010	15,000	15,073
Cox Communications, Inc. 5.45% 2014	15,500	17,551
Toll Brothers, Inc. 4.95% 2014	20,000	20,311
Volkswagen International Finance NV 1.625% 20133	16,000	16,094
NBC Universal, Inc. 2.875% 20163	16,000	16,023
News America Inc. 5.30% 2014	4,750	5,366
News America Inc. 6.90% 2019	3,250	3,982
News America Inc. 6.15% 2037	5,000	5,402
Nordstrom, Inc. 6.75% 2014	10,000	11,734
Seminole Tribe of Florida 5.798% 20133,6	9,320	9,359
		351,621

HEALTH CARE — 0.67%
Cardinal Health, Inc. 4.00% 2015	44,100	47,250
Cardinal Health, Inc. 5.80% 2016	17,500	20,307
UnitedHealth Group Inc. 6.00% 2017	22,170	25,941
UnitedHealth Group Inc. 6.00% 2018	35,000	40,919
GlaxoSmithKline Capital Inc. 4.85% 2013	33,700	37,089
Novartis Capital Corp. 2.90% 2015	30,000	31,663
AstraZeneca PLC 5.90% 2017	25,000	30,136
Pfizer Inc 4.45% 2012	25,000	26,325
Abbott Laboratories 2.70% 2015	12,000	12,619
Abbott Laboratories 5.125% 2019	8,600	9,929
Biogen Idec Inc. 6.00% 2013	13,500	14,797
Medco Health Solutions, Inc. 2.75% 2015	13,335	13,561
Coventry Health Care, Inc. 6.30% 2014	11,955	12,811
		323,347

INDUSTRIALS — 0.64%
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 20166	15,024	15,695
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20196	8,418	8,865
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	4,504	4,778
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	7,763	8,180
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20226	7,263	7,663
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 20226	8,966	8,742
Union Pacific Corp. 5.75% 2017	4,325	4,995
Union Pacific Corp. 5.70% 2018	29,150	34,042
Burlington Northern Santa Fe Corp. 7.00% 2014	31,850	37,300
Koninklijke Philips Electronics NV 5.75% 2018	23,500	27,466
General Electric Co. 5.25% 2017	24,250	27,335
Volvo Treasury AB 5.95% 20153	22,500	24,574
BAE Systems 2001 Asset Trust, Series 2001, Class B, 7.156% 20113,6	6,039	6,268
BAE Systems 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 20133,6	12,416	13,648
United Technologies Corp. 5.70% 2040	14,000	16,098
Atlas Copco AB 5.60% 20173	14,000	15,558
CSX Corp. 5.75% 2013	7,670	8,456
CSX Corp. 6.25% 2015	5,990	7,017
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20136	13,650	14,384
Norfolk Southern Corp. 5.75% 2016	7,615	8,822
Canadian National Railway Co. 4.95% 2014	6,000	6,704
		306,590

UTILITIES — 0.62%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	55,500	62,177
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	12,119
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	19,757
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,935
MidAmerican Energy Holdings Co. 5.75% 2018	23,360	27,228
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	6,914
E.ON International Finance BV 5.80% 20183	24,450	28,978
Alabama Power Co., Series FF, 5.20% 2016	16,000	18,181
Alabama Power Co. 6.00% 2039	7,500	8,870
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	17,527
Electricité de France SA 6.95% 20393	12,000	15,715
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,527
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,946
Iberdrola Finance Ireland 3.80% 20143	11,000	11,311
Niagara Mohawk Power 3.553% 20143	10,000	10,560
Public Service Electric and Gas Co., Series E, 5.30% 2018	8,500	9,727
Appalachian Power Co., Series M, 5.55% 2011	7,800	7,973
Veolia Environnement 5.25% 2013	6,500	7,089
PG&E Corp. 5.75% 2014	5,750	6,471
Kern River Funding Corp. 4.893% 20183,6	4,393	4,667
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20183,6	3,700	4,121
		297,793

CONSUMER STAPLES — 0.59%
Anheuser-Busch InBev NV 3.625% 2015	36,500	38,592
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,779
Anheuser-Busch InBev NV 7.75% 20193	20,000	25,986
Kraft Foods Inc. 2.625% 2013	12,000	12,445
Kraft Foods Inc. 6.75% 2014	16,180	18,829
Kraft Foods Inc. 6.50% 2040	20,000	23,501
Altria Group, Inc. 9.25% 2019	15,000	20,139
Altria Group, Inc. 9.95% 2038	13,500	19,511
PepsiCo, Inc. 3.10% 2015	17,000	18,134
PepsiCo, Inc. 7.90% 2018	15,000	20,016
CVS Caremark Corp. 6.036% 20286	7,113	7,547
CVS Caremark Corp. 6.943% 20306	12,269	13,856
British American Tobacco International Finance PLC 9.50% 20183	13,580	18,492
Kroger Co. 3.90% 2015	16,250	17,656
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,396
		284,879

ENERGY — 0.51%
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	46,999
Shell International Finance BV 1.30% 2011	16,250	16,397
Shell International Finance BV 1.875% 2013	16,500	16,899
StatoilHydro ASA 2.90% 2014	13,285	13,950
Statoil ASA 3.125% 2017	16,500	17,186
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,422
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,369
Total Capital SA 3.00% 2015	17,000	17,854
Cenovus Energy Inc. 4.50% 2014	15,000	16,528
Rockies Express Pipeline LLC 6.85% 20183	14,750	16,286
Sunoco, Inc. 4.875% 2014	15,000	15,806
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,741
Enbridge Inc. 5.60% 2017	10,000	11,547
Husky Energy Inc. 6.80% 2037	9,375	10,626
		243,610

MATERIALS — 0.35%
Rio Tinto Finance (USA) Ltd. 5.875% 2013	28,500	31,786
Rio Tinto Finance (USA) Ltd. 8.95% 2014	9,180	11,343
Dow Chemical Co. 7.60% 2014	18,250	21,334
Rohm and Haas Co. 6.00% 2017	17,445	19,505
International Paper Co. 7.40% 2014	23,250	26,951
International Paper Co. 7.30% 2039	10,500	11,792
Anglo American Capital PLC 2.15% 20133	27,355	27,573
ArcelorMittal 3.75% 2015	16,500	16,695
		166,979

INFORMATION TECHNOLOGY — 0.13%
KLA-Tencor Corp. 6.90% 2018	28,950	33,258
Oracle Corp. 3.75% 2014	15,750	17,180
Cisco Systems, Inc. 2.90% 2014	10,000	10,616
		61,054

Total corporate bonds & notes		3,697,258

ASSET-BACKED OBLIGATIONS6 — 0.50%
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	11,968	12,355
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	14,225	14,893
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	14,006	14,760
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	18,524
World Omni Auto Receivables Trust, Series 2006-B, Class A-4, 5.12% 2012	18,046	18,144
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	17,268	17,514
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	17,388
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 20113	5,467	5,489
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-1, 4.26% 20143	9,000	9,448
Chase Credit Card Owner Trust, Series 2003-4, Class B, 0.907% 20164	14,000	13,915
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	13,137
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20143	10,692	11,235
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 20334	5,312	5,123
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	6,530	5,805
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 1.051% 20344	14,117	10,406
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,255	4,192
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.856% 20334	92	78
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	5,871	5,180
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	8,215	8,495
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.557% 20193,4	7,758	7,413
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 20123	2,429	2,432
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 20133	4,060	4,165
Home Equity Asset Trust, Series 2004-2, Class M-1, 1.051% 20344	7,984	5,950
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 20173	4,297	4,290
CWABS, Inc., Series 2004-BC1, Class M-1, 1.006% 20344	4,685	3,733
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	2,506	2,513
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	2,148	2,177
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.056% 20344	1,172	900
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.156% 20344	1,162	657
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	70	70
		240,381

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.19%
Polish Government 5.25% 2014	2,500	2,735
Polish Government 6.375% 2019	14,350	16,979
Croatian Government 6.75% 20193	17,000	18,604
Province of Ontario, Series 1, 1.875% 2012	16,750	17,168
Australia and New Zealand Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	13,000	13,455
Hungarian Government 6.25% 2020	12,250	13,201
France Government Agency-Guaranteed, Société Finance 2.875% 20143	10,460	11,071
		93,213

MUNICIPALS — 0.15%
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds
(Federally Taxable Build America Bonds), Series 2010-S-1, 6.918% 2040	16,750	18,151
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	15,475	16,719
State of Illinois, City of Chicago, O’Hare International Airport (Build America Bonds-Direct Payment),
General Airport Revenue Bonds, Taxable Series 2010-B, 6.845% 2038	13,500	14,124
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	12,319	11,203
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.95% 2036	9,500	10,142
		70,339

MISCELLANEOUS — 0.03%
Other bonds & notes in initial period of acquisition		16,615

Total bonds & notes (cost: $13,727,826,000)		14,712,640

Short-term securities — 3.40%

Freddie Mac 0.21%–0.34% due 10/26/2010–5/27/2011	592,657	592,035
Bank of America Corp. 0.25%–0.29% due 10/27–11/15/2010	176,900	176,856
Ranger Funding Co. LLC 0.18% due 10/1/20103	21,000	21,000
Procter & Gamble Co. 0.25% due 10/19/20103	96,400	96,388
Procter & Gamble International Funding S.C.A. 0.19% due 10/8/20103	25,000	24,999
Fannie Mae 0.20%–0.285% due 10/13/2010–2/22/2011	120,100	120,055
Straight-A Funding LLC 0.22%–0.31% due 10/25–10/26/20103	102,500	102,484
NetJets Inc. 0.20%–0.21% due 10/4–10/20/20103	76,200	76,194
Federal Home Loan Bank 0.15%–0.18% due 10/1/2010–1/4/2011	63,400	63,380
U.S. Treasury Bill 0.153% due 11/12/2010	61,200	61,189
Private Export Funding Corp. 0.31% due 10/18/20103	50,000	49,994
Variable Funding Capital Company LLC 0.25% due 11/5/20103	50,000	49,986
Jupiter Securitization Co., LLC 0.27% due 1/4/20113	50,000	49,957
Coca-Cola Co. 0.22% due 12/3–12/8/20103	40,000	39,983
Johnson & Johnson 0.22% due 1/20/20113	31,100	31,078
John Deere Credit Ltd. 0.23% due 10/7/20103	30,000	29,999
Google, Inc. 0.20% due 11/17/20103	29,600	29,590
Federal Farm Credit Banks 0.25% due 7/8/2011	25,000	24,948

Total short-term securities (cost: $1,640,087,000)		1,640,115

Total investment securities (cost: $43,060,264,000)		48,350,076
Other assets less liabilities		(144,061)

Net assets		$48,206,015

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $377,174,000, which represented .78% of the net assets of the fund. This amount includes $355,215,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,777,391,000, which represented 3.69% of the net assets of the fund.

4Coupon rate may change periodically.
5Index-linked bond whose principal amount moves with a government retail price index.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the next page presents the fund’s valuation levels as of September 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$4,707,522	$—		$—	$4,707,522
Information technology	4,455,885	—		—	4,455,885
Industrials	3,814,656	137,541	*	—	3,952,197
Health care	3,701,260	95,578	*	—	3,796,838
Energy	3,688,719	—		—	3,688,719
Consumer staples	3,267,603	—		—	3,267,603
Consumer discretionary	3,027,021	—		—	3,027,021
Materials	2,631,933	—		—	2,631,933
Telecommunication services	982,794	—		—	982,794
Utilities	637,122	122,096	*	—	759,218
Miscellaneous	651,371	—		—	651,371
Preferred stocks	—	76,220		—	76,220
Bonds & notes:
Bonds & notes of U.S. government & government agencies	—	6,817,987		—	6,817,987
Mortgage-backed obligations	—	3,754,888		21,959	3,776,847
Corporate bonds & notes	—	3,697,258		—	3,697,258
Asset-backed obligations	—	240,381		—	240,381
Bonds & notes of governments &
government agencies outside the U.S.	—	93,213		—	93,213
Municipals	—	70,339		—	70,339
Miscellaneous	—	16,615		—	16,615
Short-term securities	—	1,640,115		—	1,640,115

Total	$31,565,886	$16,762,231		$21,959	$48,350,076

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $355,215,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2010 (dollars in thousands):

	Beginning value at 1/1/2010	Net sales	Net unrealized appreciation	Net transfers into Level 3†	Ending value at 9/30/2010
Investment securities	$7,378	$(7,345)	$1,976	$19,950	$21,959

Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2010 (dollars in thousands):					$2,009

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$7,202,415
Gross unrealized depreciation on investment securities	(1,998,652)
Net unrealized appreciation on investment securities	5,203,763
Cost of investment securities for federal income tax purposes	43,146,313

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEEP-911-1110O-S25536

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: November 26, 2010

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: November 26, 2010